Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	6.39%	0.72%	2.92%
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	6.13%	0.46%	2.66%
JPMorgan Emerging Markets Bond Index - Global [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Average Annual Return, Percent	5.73%	0.35%	3.08%